Schedule of investments
Delaware Ivy International Core Equity Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.03%Δ
Australia − 0.92%
Newcrest Mining	935,408	$ 13,487,950
		13,487,950
Austria − 1.21%
Mondi	1,000,761	17,725,194
		17,725,194
Brazil − 3.13%
Banco do Brasil	3,789,956	24,144,137
MercadoLibre †	34,165	21,758,663
		45,902,800
Canada − 7.50%
Canada Goose Holdings †	903,931	16,279,797
Canadian Pacific Railway	420,632	29,380,845
Dollarama	535,344	30,826,365
Suncor Energy	952,869	33,430,364
		109,917,371
China − 11.63%
China Mengniu Dairy	3,042,000	15,177,435
Huazhu Group ADR	828,322	31,559,068
JD.com ADR *	557,938	35,830,778
Li Ning	3,378,000	31,296,911
Prosus	357,912	23,434,616
Tencent Holdings	243,600	11,002,172
ZTO Express Cayman ADR	806,750	22,145,288
		170,446,268
Denmark − 3.97%
Ambu Class B *	799,960	7,767,926
AP Moller - Maersk Class A	3,187	7,341,611
AP Moller - Maersk Class B	5,693	13,278,894
Genmab †	92,170	29,829,235
		58,217,666
France − 12.56%
Airbus	353,432	34,241,545
BNP Paribas *	435,766	20,716,425
Capgemini	140,078	23,993,600
Cie Generale des Etablissements Michelin	704,200	19,168,677
Technip Energies	514,721	6,416,185
Thales	130,701	16,032,118
TotalEnergies *	731,733	38,624,703
Vinci	279,531	24,887,716
		184,080,969
Germany − 10.56%
adidas AG	129,768	22,949,736
Bayer	477,387	28,375,751
HeidelbergCement	386,816	18,581,878
HelloFresh †	569,687	18,417,558
RWE	811,778	29,842,653
	Number of shares	Value (US $)
Common StocksΔ (continued)
Germany (continued)
SAP	191,785	$ 17,471,286
Siemens	187,015	19,027,928
		154,666,790
Hong Kong − 1.60%
Prudential	1,899,799	23,496,273
		23,496,273
Italy − 0.89%
UniCredit	1,370,457	13,018,885
		13,018,885
Japan − 11.17%
Inpex *	2,223,400	24,089,018
ORIX	1,399,109	23,469,724
Seven & i Holdings	574,300	22,293,913
SMC	45,170	20,131,411
Subaru	1,572,749	27,953,156
Terumo	567,528	17,099,458
Tokio Marine Holdings	492,251	28,672,315
		163,708,995
Netherlands − 3.40%
ING Groep	2,010,775	19,872,925
Shell	1,152,504	30,006,960
		49,879,885
Norway − 1.34%
DNB Bank	1,097,869	19,678,647
		19,678,647
Republic of Korea − 3.81%
LG	280,135	16,807,237
Samsung Electronics	888,638	39,011,373
		55,818,610
Spain − 1.25%
Banco Bilbao Vizcaya Argentaria	4,019,534	18,241,238
		18,241,238
Taiwan − 1.93%
Taiwan Semiconductor Manufacturing	1,767,000	28,287,689
		28,287,689
United Kingdom − 11.38%
AstraZeneca	112,496	14,789,669
AstraZeneca ADR	368,097	24,320,169
BT Group	11,807,099	26,776,492
HSBC Holdings	4,789,003	31,223,623
Legal & General Group	6,919,009	20,171,911
Reckitt Benckiser Group	310,703	23,336,097
NQ-IV961 [6/22] 8/22 (2383614)    1

Schedule of investments
Delaware Ivy International Core Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Tesco	8,382,251	$ 26,070,490
		166,688,451
United States − 9.78%
Ferguson	161,909	18,108,797
GSK	2,344,564	50,390,891
GSK ADR *	122,953	5,352,144
Lululemon Athletica †	26,624	7,257,969
Roche Holding	59,717	19,926,518
Schneider Electric	199,010	23,545,580
Stellantis	1,519,626	18,762,741
		143,344,640
Total Common Stocks (cost $1,457,411,646)		1,436,608,321

Short-Term Investments – 0.75%
Money Market Mutual Fund – 0.75%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	10,977,958	10,977,958
Total Short-Term Investments (cost $10,977,958)		10,977,958
Total Value of Securities Before Securities Lending Collateral−98.78% (cost $1,468,389,604)		1,447,586,279

Securities Lending Collateral – 1.45%
Money Market Mutual Fund − 1.45%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	21,258,251	21,258,251
Total Securities Lending Collateral (cost $21,258,251)		21,258,251
Total Value of Securities−100.23% (cost $1,489,647,855)		1,468,844,530■
Obligation to Return Securities Lending Collateral — (1.45%)	(21,258,238)
Receivables and Other Assets Net of Liabilities — 1.22%	17,929,584
Net Assets Applicable to 86,188,231 Shares Outstanding — 100.00%	$1,465,515,876
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $72,143,215 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $66,898,158.

2    NQ-IV961 [6/22] 8/22 (2383614)

(Unaudited)
The following foreign currency exchange contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	JPY	(568,857,903)	USD	4,153,217	7/1/22	$—	$(39,653)
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar
NQ-IV961 [6/22] 8/22 (2383614)    3